38
                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

  Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):   [   ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPO Partners & Co.
Address:  591 Redwood Highway, Suite 3215
          Mill Valley, CA  94941

Form 13F File Number:  28-4162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William J. Patterson
Title:         Managing Director and Vice President
Phone:         (415) 383-6600

Signature, Place, and Date of Signing:

  /s/ William J. Patterson      Mill Valley, CA         11/15/99
  ------------------------      ----------------        --------
         [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      6

Form 13F Information Table Value Total:      $304,547
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.          Form 13F File Number               Name

  1            28-4164                    SF Advisory Corp.

  2            28-4166                    SF Advisory Corp. II


                                Form 13F INFORMATION TABLE

 COLUMN 1       COLUMN 2     COLUMN 3       COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
 ---------     -----------   --------     -------------  ----------------------  ----------   --------  -----------------------
                TITLE OF                  VALUE            SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER    CLASS       CUSIP       (x$1000)         PRN AMT    PRN  CALL  DISCRETION   MANAGERS   SOLE       SHARED NONE
--------------  ----------  ---------     -------------  ----------   ---  ----  ----------   --------  ----------  ------ ----
ENSCO INTL INC     COM       26874Q100     $82,802        4,584,200   SH         DEFINED      1, 2       4,584,200

FOUR SEASONS
 HOTEL INC      LTD VTG SH   35100E104     $74,236        2,030,400   SH         DEFINED      1, 2       2,030,400

GULF CDA
 RES LTD           ORD       40218L305     $47,776       11,409,200   SH         DEFINED      1, 2      11,409,200

SCHOLASTIC CORP    COM       807066105     $56,200        1,124,000   SH         DEFINED      1, 2       1,124,000

BELL & HOWELL
CO. NEW            COM       077852101     $36,603          997,700   SH         DEFINED      1, 2         997,700

WASTE MGMT.
INC. DEL           COM       94106L107     $ 6,903          360,000   SH         DEFINED      1, 2         360,000
